Property, Plant, and Equipment (Details) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 Merano Polysilicon Plant [Member] USD ($)	Dec. 31, 2013 Merano Polysilicon Plant [Member] USD ($)
Property, Plant and Equipment [Abstract]
Land	$ 5.1	$ 5.9
Software	23.2	26.7
Buildings and improvements	188.3	245.8
Machinery and equipment	1,106.2	1,206.9
Property, Plant and Equipment, Gross	1,322.8	1,485.3
Less accumulated depreciation	(788.3)	(811.0)
Property Plant and Equipment, less Accumulated Depreciation, Before deduction for Construction in Progress	534.5	674.3
Construction in progress	64.3	50.6
Total property, plant, and equipment, net	598.8	724.9
Property, Plant, and Equipment [Line Items]
Long-lived asset impairment charges (see Note 4)	59.4	33.6	1.5		57.3	33.6
Assets Held-for-sale, Long Lived				15.8
Asset Impairment Charges	$ 59.4	$ 34.8	$ 0